Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues - Related Party	$ 28,487	$ 17,799	$ 73,455	$ 55,408
Related Party
Related Party Transaction [Line Items]
Accounts Receivable - Related Party	2,161		2,161		$ 1,037
Accounts Payable - Related Party	504		504		453
Related Party | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	8,621	1,646	19,034	8,765
Accounts Receivable - Related Party	2,161		2,161		1,037
Related Party | Shared Services Agreement
Related Party Transaction [Line Items]
Accounts Payable - Related Party	504		504		$ 453
Related Party | Surface Use Royalties | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	5,627	1,500	11,902	3,274
Related Party | Easements and Other Surface Related Revenues | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	1,465	7	4,224	3,864
Related Party | Resource Sales | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	57	$ 139	329	$ 1,627
Related Party | Resource Royalties | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	$ 1,472		$ 2,579